Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents And Restricted Cash [Abstract]
Cash on hand and at banks	$ 39,286	$ 51,831
Short-term deposits	10,006	2,974
Total cash and cash equivalents	$ 49,292	$ 54,805	$ 54,493	$ 82,835